S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 241,063,054
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	33,333,333
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 277,261,154
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	38,333,333
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 181,063,054
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,083,333
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 208,261,154
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,145,833
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 121,063,054
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,833,333
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 139,261,154
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,958,333
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 61,063,054
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,583,333
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 70,261,154
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,770,833
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 1,063,054
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted	$ 1,261,154
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,583,333
Increase attributable to public shareholders [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.25
Increase attributable to public shareholders [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.25
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.71
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.71
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.21
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Pro forma net tangible value after this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.23
Pro forma net tangible value after this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.23
Pro forma net tangible value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.69
Pro forma net tangible value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.69
Pro forma net tangible value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Pro forma net tangible value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Pro forma net tangible value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.19
Pro forma net tangible value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.19
Pro forma net tangible value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Pro forma net tangible value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Dilution to public shareholders [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.77
Dilution to public shareholders [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.77
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.31
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.31
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.19
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.19
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.81
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.81
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.87
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.87
Net tangible book deficit before this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (202,069)
Net tangible book deficit before this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(202,069)
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	251,300,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	288,800,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	251,300,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	288,800,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	251,300,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	288,800,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	251,300,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	288,800,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	251,300,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	288,800,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	163,223
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,500,000)
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,625,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,750,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,500,000)
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,875,000)
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: overallotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(198,100)
Less: overallotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(198,100)
Less: overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(198,100)
Less: overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(198,100)
Less: overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(198,100)
Less: overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(287,500,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 9,583,333
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Less: Shares subject to redemption [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Shares subject to redemption [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Less: Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Less: Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Less: Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Less: Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Less: Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Less: Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Less: Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)